UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23122
American Funds Emerging Markets Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class A
| EBNAX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hyp
othe
tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.93%
Management's discussion of fund performance
The fund’s Class A shares gained 15.88% for the year ended December 31, 2025. That result compares with a 16
.79%
gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income r
esulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable gr owth an
d moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detracto
r. Curv
e positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environme
nt. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class A (with sales charge) 2	11.58%	1.32%	3.80%
American Funds Emerging Markets Bond Fund — Class A (without sales charge) 2	15.88%	2.10%	4.21%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.72%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.61%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.37%
1
Class A shares were first offered on April 22, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high
, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class C
| EBNCX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 180	1.67%
Management's discussion of fund performance
The fund’s Class C shares gained 15.03% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and
a w
eaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increa sed a
s global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweig
ht po
sitions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class C (with sales charge) 2	14.03%	1.36%	3.31%
American Funds Emerging Markets Bond Fund — Class C (without sales charge) 2	15.03%	1.36%	3.31%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expe nses.
Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high
, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class T
| TEBMX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 71	0.66%
Management's discussion of fund performance
The fund’s Class T shares gained 16.19% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JP
M GBI-EM Globa
l Diversified.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class T (with sales charge) 2	13.32%	1.86%	3.75%
American Funds Emerging Markets Bond Fund — Class T (without sales charge) 2	16.19%	2.38%	4.04%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.00%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.18%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and t he s
ubsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-1
| EBNEX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 98	0.91%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 15.90% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight
positions in
markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class F-1 2	15.90%	2.12%	3.95%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expense
s. When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-2
| EBNFX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 69	0.64%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 16.21% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class F-2 2	16.21%	2.39%	4.22%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class F-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expen ses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordin gly, th
e fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-3
| EBNGX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 57	0.53%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 16.33% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bo lster
ed results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class F-3 2	16.33%	2.51%	4.56%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.14%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.52%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.41%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial stat em
ent disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-A
| CBNAX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 101	0.94%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 15.87% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-A (with sales charge) 2	11.81%	1.37%	3.53%
American Funds Emerging Markets Bond Fund — Class 529-A (without sales charge) 2	15.87%	2.09%	3.92%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class 529-A shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the inde pen
dent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund o pera
tions. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-C
| CBNCX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 185	1.72%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 14.98% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-C (with sales charge) 2	13.98%	1.31%	3.54%
American Funds Emerging Markets Bond Fund — Class 529-C (without sales charge) 2	14.98%	1.31%	3.54%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class 529-C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to share holders w
ith multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-E
| CBNEX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 124	1.15%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 15.62% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-E 2	15.62%	1.88%	3.73%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class 529-E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial sta te
ment disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-T
| TMEBX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 78	0.72%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 16.12% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-T (with sales charge) 2	13.26%	1.79%	3.68%
American Funds Emerging Markets Bond Fund — Class 529-T (without sales charge) 2	16.12%	2.31%	3.98%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.00%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.18%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was a pp
ointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-1
| CBNFX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 79	0.73%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 16.11% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-F-1 2	16.11%	2.30%	4.15%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class 529-F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, fina nci
al statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-2
| FEBMX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 70	0.65%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 16.20% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-F-2 2	16.20%	2.39%	4.02%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	(1.48) %
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	2.94%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	2.86%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change
in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-3
| FMEBX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 65	0.60%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 16.25% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-F-3 2	16.25%	2.43%	4.07%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	(1.48) %
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	2.94%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	2.86%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial sta te
ment disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-1
| REGAX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 162	1.51%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 15.21% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-1 2	15.21%	1.54%	3.43%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currenc
y contra
cts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee
, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-2
| REGBX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 169	1.57%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 15.14% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-2 2	15.14%	1.48%	3.33%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-2E
| REGHX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 118	1.09%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 15.70% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-2E 2	15.70%	1.94%	3.82%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-2E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-3
| REGCX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 125	1.16%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 15.61% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-3 2	15.61%	1.86%	3.72%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-3 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-4
| REGEX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 96	0.89%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 15.92% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-4 2	15.92%	2.16%	4.00%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-4 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-5E
| REGJX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 69	0.64%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 16.20% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-5E 2	16.20%	2.45%	4.31%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-5E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-5
| REGFX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging
Markets Bond F
und (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 62	0.57%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 16.29% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax
purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-5 2	16.29%	2.48%	4.30%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-5 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-114-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-6
| REGGX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Emerging M arkets Bon
d Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for th
e la
st year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 57	0.53%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 16.33% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dolla
r helped l
ift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-6 2	16.33%	2.51%	4.32%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-6 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P.
Morgan
.

The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%
Portfolio
holdings by
asse
t type
 (percent
of net assets
)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-114-0226 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2025	122,000	None	14,000	None
December 31, 2024	219,000	1,000	14,000	None
Adviser and Affiliates2
December 31, 2025	Not Applicable	2,010,000	4,000	93,000
December 31, 2024	Not Applicable	2,151,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2025	2,121,000
December 31, 2024	2,177,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Emerging Markets Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. MFGEFP4-114-0226 © 2026 Capital Group. All rights reserved.

Investment portfolio

Bonds, notes & other debt instruments 92.79%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 71.72%
Mexico 6.91%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	USD13,965	$14,242
United Mexican States 3.75% 1/11/2028	11,540	11,446
United Mexican States 3.25% 4/16/2030	1,560	1,476
United Mexican States 6.00% 5/13/2030	1,840	1,932
United Mexican States 4.75% 4/27/2032	3,400	3,318
United Mexican States 5.375% 3/22/2033	11,120	11,059
United Mexican States 4.875% 5/19/2033	875	842
United Mexican States 4.50% 3/19/2034	EUR1,845	2,169
United Mexican States 6.35% 2/9/2035	USD22,580	23,720
United Mexican States 8.00% 5/24/2035	MXN27,500	1,424
United Mexican States 4.50% 11/22/2035 (b)	84,107	4,654
United Mexican States 6.00% 5/7/2036	USD1,110	1,127
United Mexican States 6.875% 5/13/2037	2,360	2,524
United Mexican States 6.625% 1/29/2038	10,975	11,480
United Mexican States 5.125% 3/19/2038	EUR4,481	5,250
United Mexican States 4.50% 1/31/2050	USD1,517	1,153
United Mexican States 6.338% 5/4/2053	2,292	2,191
United Mexican States 6.40% 5/7/2054	3,500	3,374
United Mexican States 7.375% 5/13/2055	5,930	6,403
United Mexican States 3.771% 5/24/2061	5,861	3,629
United Mexican States 3.75% 4/19/2071	4,070	2,412
United Mexican States, Series M20, 8.50% 5/31/2029	MXN143,170	8,021
United Mexican States, Series M, 7.75% 5/29/2031	350,599	18,772
United Mexican States, Series S, 2.75% 11/27/2031 (b)	90,870	4,570
United Mexican States, Series M, 7.50% 5/26/2033	108,432	5,607
United Mexican States, Series M, 7.75% 11/23/2034	353,348	18,222
United Mexican States, Series M30, 10.00% 11/20/2036	11,520	681
United Mexican States, Series M30, 8.50% 11/18/2038	166,200	8,663
United Mexican States, Series M, 7.75% 11/13/2042	490,620	23,318
United Mexican States, Series M, 8.00% 11/7/2047	173,053	8,284
United Mexican States, Series M, 8.00% 7/31/2053	568,724	26,973
United Mexican States, Series S, 4.00% 10/29/2054 (b)	193,779	10,049
		248,985

Brazil 6.68%
Brazil (Federative Republic of) 0% 1/1/2026	BRL47,200	8,609
Brazil (Federative Republic of) 10.00% 1/1/2027	60,000	10,608
Brazil (Federative Republic of) 0% 7/1/2027	8,200	1,243
Brazil (Federative Republic of) 10.00% 1/1/2029	116,771	19,729
Brazil (Federative Republic of) 0% 1/1/2030	208,979	23,148
Brazil (Federative Republic of) 3.875% 6/12/2030	USD1,300	1,244
Brazil (Federative Republic of) 5.50% 11/6/2030	5,880	5,981
Brazil (Federative Republic of) 10.00% 1/1/2031	BRL363,586	58,308
Brazil (Federative Republic of) 6.00% 8/15/2032 (b)	38,272	6,418
Brazil (Federative Republic of) 10.00% 1/1/2033	204,068	31,386
Brazil (Federative Republic of) 5.50% 2/4/2033	USD2,200	2,171
Brazil (Federative Republic of) 6.125% 3/15/2034	1,800	1,822
Brazil (Federative Republic of) 10.00% 1/1/2035	BRL233,770	34,979
Brazil (Federative Republic of) 6.625% 3/15/2035	USD2,000	2,064
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	BRL208,431	33,128
		240,838

South Africa 6.16%
South Africa (Republic of) 4.30% 10/12/2028	USD3,775	3,760
South Africa (Republic of) 5.875% 6/22/2030	6,800	7,050
South Africa (Republic of) 5.875% 4/20/2032	4,900	5,058
South Africa (Republic of) 7.10% 11/19/2036 (a)	2,700	2,903
South Africa (Republic of) 6.125% 12/11/2037 (a)	19,175	18,943
South Africa (Republic of) 6.25% 3/8/2041	200	193
South Africa (Republic of) 5.375% 7/24/2044	2,125	1,818

1	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Africa (continued)
South Africa (Republic of) 5.00% 10/12/2046	USD1,705	$1,339
South Africa (Republic of) 5.65% 9/27/2047	1,055	894
South Africa (Republic of) 6.30% 6/22/2048	995	909
South Africa (Republic of) 5.75% 9/30/2049	1,500	1,266
South Africa (Republic of) 11.625% 3/31/2053	ZAR45,800	3,491
South Africa (Republic of) 7.25% 12/11/2055 (a)	USD1,160	1,152
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR6,635	409
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	130,044	8,042
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	815,847	51,334
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	175,800	9,028
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	119,630	7,165
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	662,818	40,134
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	683,531	32,757
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	144,390	8,348
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	277,990	16,145
		222,138

Malaysia 5.90%
Dua Capital, Ltd. 2.78% 5/11/2031	USD7,570	6,995
Khazanah Capital, Ltd. 4.876% 6/1/2033	3,500	3,584
Khazanah Capital, Ltd. 4.759% 9/5/2034	2,000	2,035
Khazanah Global Sukuk Berhad 4.687% 6/1/2028	500	508
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	MYR3,000	764
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	79,454	20,041
Malaysia (Federation of), Series 0125, 3.336% 5/15/2030	3,000	742
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	29,586	7,043
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	120,201	29,969
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	103,432	26,138
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	161,400	42,116
Malaysia (Federation of), Series 0225, 3.476% 7/2/2035	29,000	7,130
Malaysia (Federation of), Series 0615, 4.786% 10/31/2035	11,925	3,239
Malaysia (Federation of), Series 0121, 3.447% 7/15/2036	7,675	1,871
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	8,842	2,403
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	52,620	14,467
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	24,190	6,140
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	20,000	4,914
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	1,506	398
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	14,627	3,758
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	2,448	672
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	18,166	4,566
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	2,352	715
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	26,100	6,968
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	19,841	5,119
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (a)	USD1,200	1,169
PETRONAS Capital, Ltd. 3.50% 4/21/2030	800	780
PETRONAS Capital, Ltd. 4.95% 1/3/2031 (a)	5,500	5,680
PETRONAS Capital, Ltd. 2.48% 1/28/2032	200	180
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (a)	2,000	2,081
PETRONAS Capital, Ltd. 4.50% 3/18/2045	200	179
PETRONAS Capital, Ltd. 5.848% 4/3/2055	200	209
PETRONAS Capital, Ltd. 3.404% 4/28/2061	250	170
		212,743

Indonesia 4.48%
Indonesia (Republic of) 3.50% 1/11/2028	1,400	1,388
Indonesia (Republic of) 4.10% 4/24/2028	1,000	1,004
Indonesia (Republic of) 6.375% 8/15/2028	IDR14,968,000	921
Indonesia (Republic of) 6.875% 4/15/2029	5,000,000	313
Indonesia (Republic of) 6.50% 7/15/2030	19,968,000	1,246
Indonesia (Republic of) 8.75% 5/15/2031	24,770,000	1,685
Indonesia (Republic of) 6.375% 4/15/2032	226,285,000	13,862
Indonesia (Republic of) 6.625% 5/15/2033	19,400,000	1,198
Indonesia (Republic of) 7.50% 6/15/2035	69,666,000	4,575
Indonesia (Republic of) 6.50% 4/15/2036	132,263,000	8,175

American Funds Emerging Markets Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia (continued)
Indonesia (Republic of) 7.125% 6/15/2038	IDR172,770,000	$11,055
Indonesia (Republic of) 7.50% 4/15/2040	67,365,000	4,419
Indonesia (Republic of) 7.125% 8/15/2040	99,570,000	6,415
Indonesia (Republic of) 7.125% 6/15/2042	90,667,000	5,769
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY300,000	1,901
Indonesia (Republic of), Series FR64, 6.125% 5/15/2028	IDR44,769,000	2,733
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	18,015,000	1,195
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	11,504,000	728
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	104,751,000	6,467
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	588,178,000	37,154
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	733,203,000	45,509
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	56,000,000	3,533
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD260	269
		161,514

Colombia 4.43%
Colombia (Republic of) 4.50% 3/15/2029	11,860	11,641
Colombia (Republic of) 11.00% 8/22/2029	COP21,312,000	5,333
Colombia (Republic of) 3.00% 1/30/2030	USD4,790	4,315
Colombia (Republic of) 7.00% 3/26/2031	COP5,102,400	1,056
Colombia (Republic of) 3.125% 4/15/2031	USD1,511	1,313
Colombia (Republic of) 3.25% 4/22/2032	1,053	890
Colombia (Republic of) 5.00% 9/19/2032	EUR600	676
Colombia (Republic of) 8.00% 4/20/2033	USD4,560	4,911
Colombia (Republic of) 7.50% 2/2/2034	8,910	9,311
Colombia (Republic of) 8.50% 4/25/2035	15,400	16,994
Colombia (Republic of) 8.00% 11/14/2035	4,194	4,479
Colombia (Republic of) 7.75% 11/7/2036	6,415	6,698
Colombia (Republic of) 5.00% 6/15/2045	785	574
Colombia (Republic of) 11.50% 7/25/2046	COP1,700,000	405
Colombia (Republic of), Series UVR, 2.25% 4/18/2029 (b)	11,130	1,035
Colombia (Republic of), Series B, 7.00% 3/26/2031	108,783,300	22,522
Colombia (Republic of), Series B, 13.25% 2/9/2033	34,868,400	9,305
Colombia (Republic of), Series B, 7.25% 10/18/2034	110,380,500	20,799
Colombia (Republic of), Series B, 11.75% 1/24/2035	47,127,600	11,661
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (b)	52,412	4,288
Colombia (Republic of), Series B, 9.25% 5/28/2042	92,384,500	18,267
Colombia (Republic of), Series B, 7.25% 10/26/2050	21,378,200	3,260
		159,733

Poland 4.18%
Poland (Republic of) 4.75% 7/25/2029	PLN32,370	9,187
Poland (Republic of) 3.125% 10/22/2031	EUR2,000	2,362
Poland (Republic of) 5.125% 9/18/2034	USD300	308
Poland (Republic of) 5.00% 10/25/2035	PLN10,000	2,756
Poland (Republic of) 5.50% 4/4/2053	USD3,600	3,466
Poland (Republic of) 5.50% 3/18/2054	8,300	7,968
Poland (Republic of), Series 5Y, 3.75% 5/25/2027	PLN14,500	4,050
Poland (Republic of), Series 0429, 5.75% 4/25/2029	46,220	13,529
Poland (Republic of), Series 1030, 1.25% 10/25/2030	51,600	12,432
Poland (Republic of), Series 0432, 1.75% 4/25/2032	27,714	6,510
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD2,545	2,593
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN208,955	62,278
Poland (Republic of), Series 1034, 5.00% 10/25/2034	83,909	23,290
		150,729

India 3.25%
Export-Import Bank of India 3.25% 1/15/2030	USD1,000	959
Export-Import Bank of India 5.50% 1/18/2033	1,600	1,678
Export-Import Bank of India 5.50% 1/13/2035	1,500	1,572
India (Republic of) 7.10% 4/18/2029	INR99,000	1,136
India (Republic of) 7.18% 8/14/2033	628,000	7,216
India (Republic of) 7.18% 7/24/2037	2,439,240	27,824

3	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
India (continued)
India (Republic of) 7.06% 10/10/2046	INR50,000	$547
India (Republic of) 7.72% 6/15/2049	245,400	2,883
India (Republic of) 7.16% 9/20/2050	262,000	2,876
India (Republic of) 6.67% 12/17/2050	177,380	1,830
India (Republic of) 7.30% 6/19/2053	3,119,160	34,808
India (Republic of) 7.09% 8/5/2054	2,291,970	24,889
India (Republic of) 7.24% 8/18/2055	800,000	8,923
		117,141

Hungary 2.60%
Hungary (Republic of) 4.50% 3/23/2028	HUF2,500,000	7,385
Hungary (Republic of) 6.125% 5/22/2028	USD12,300	12,764
Hungary (Republic of) 6.125% 5/22/2028 (a)	1,770	1,837
Hungary (Republic of) 2.00% 5/23/2029	HUF2,339,240	6,257
Hungary (Republic of) 3.00% 8/21/2030	2,415,400	6,414
Hungary (Republic of) 5.375% 9/26/2030 (a)	USD3,950	4,060
Hungary (Republic of) 6.75% 7/23/2031	HUF6,397,410	19,860
Hungary (Republic of) 2.125% 9/22/2031	USD810	700
Hungary (Republic of) 3.25% 10/22/2031	HUF2,937,730	7,643
Hungary (Republic of) 6.25% 9/22/2032 (a)	USD1,000	1,068
Hungary (Republic of) 4.75% 11/24/2032	HUF2,472,490	6,812
Hungary (Republic of) 4.50% 6/16/2034	EUR3,000	3,564
Hungary (Republic of) 5.50% 6/16/2034	USD1,000	1,015
Hungary (Republic of) 6.00% 9/26/2035 (a)	1,215	1,266
Hungary (Republic of) 7.00% 10/24/2035	HUF967,080	2,999
Hungary (Republic of) 5.50% 3/26/2036	USD2,260	2,261
Hungary (Republic of) 5.50% 3/26/2036 (a)	1,950	1,950
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	2,700	2,816
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR2,490	2,995
		93,666

Peru 2.10%
Peru (Republic of) 6.15% 8/12/2032	PEN6,752	2,168
Peru (Republic of) 8.75% 11/21/2033	USD5,180	6,539
Peru (Republic of) 3.00% 1/15/2034	840	732
Peru (Republic of) 5.40% 8/12/2034	PEN4,899	1,453
Peru (Republic of) 5.40% 8/12/2034	39	12
Peru (Republic of) 6.85% 8/12/2035	112,055	35,897
Peru (Republic of) 5.50% 3/30/2036	USD22,720	23,199
Peru (Republic of) 7.60% 8/12/2039	PEN1,664	541
Peru (Republic of) 3.55% 3/10/2051	USD2,600	1,826
Peru (Republic of) 5.875% 8/8/2054	220	219
Peru (Republic of) 2.78% 12/1/2060	1,915	1,044
Peru (Republic of) 3.60% 1/15/2072	3,000	1,912
		75,542

Supra National 1.90%
Asian Development Bank 6.20% 10/6/2026	INR230,400	2,556
Asian Development Bank 5.25% 4/29/2035	PHP684,500	11,462
European Bank for Reconstruction and Development 6.30% 10/26/2027	INR308,000	3,431
European Bank for Reconstruction and Development 6.25% 4/11/2028	137,900	1,522
European Bank for Reconstruction and Development 6.75% 3/14/2031	186,500	2,060
European Bank for Reconstruction and Development 6.75% 1/13/2032	725,100	8,062
European Investment Bank 6.95% 3/1/2029	163,400	1,835
European Investment Bank 6.95% 3/1/2029	145,500	1,634
European Investment Bank 7.40% 10/23/2033	270,000	3,107
Inter-American Development Bank 5.10% 11/17/2026	IDR9,830,000	590
Inter-American Development Bank 7.35% 10/6/2030	INR400,000	4,565
Inter-American Development Bank 7.00% 4/17/2033	430,000	4,868
International Bank for Reconstruction and Development 6.25% 1/12/2028	IDR9,700,000	596
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR985,500	10,954
International Bank for Reconstruction and Development 6.05% 2/9/2029	195,500	2,149

American Funds Emerging Markets Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Supra National (continued)
International Bank for Reconstruction and Development 6.75% 7/13/2029	INR614,600	$6,866
International Bank for Reconstruction and Development 7.05% 7/22/2029	58,000	653
International Finance Corp. 7.10% 3/21/2031	134,810	1,521
		68,431

Czech Republic 1.83%
Czech Republic 1.00% 6/26/2026	CZK9,070	437
Czech Republic 0.25% 2/10/2027	174,500	8,209
Czech Republic 2.50% 8/25/2028	267,380	12,637
Czech Republic 0.95% 5/15/2030	399,540	17,123
Czech Republic 1.20% 3/13/2031	59,630	2,514
Czech Republic 1.75% 6/23/2032	10,300	431
Czech Republic 4.90% 4/14/2034	112,990	5,661
Czech Republic 3.50% 5/30/2035	368,230	16,576
Czech Republic 1.95% 7/30/2037	67,740	2,500
		66,088

Turkey 1.82%
Turkey (Republic of) 41.48% 6/16/2027 (c)	TRY237,745	5,619
Turkey (Republic of) 37.84% 7/14/2027	311,000	7,547
Turkey (Republic of) 6.50% 4/26/2030 (a)	USD600	626
Turkey (Republic of) 9.125% 7/13/2030	1,400	1,604
Turkey (Republic of) 7.125% 7/17/2032	4,200	4,448
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY760,710	17,870
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD1,410	1,554
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY479,425	8,571
Turkey (Republic of), Series 5Y, 31.08% 11/8/2028	70,509	1,630
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	USD1,900	1,909
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	TRY1,387	23
Turkey (Republic of), Series 12Y, 6.50% 9/20/2033	USD1,310	1,338
Turkey (Republic of), Series 30Y, 6.00% 1/14/2041	400	362
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	13,650	10,563
Turkey (Republic of), Series 30Y, 5.75% 5/11/2047	2,510	2,065
		65,729

China 1.82%
China (People’s Republic of), Series INBK, 3.13% 11/21/2029	CNY8,000	1,218
China (People’s Republic of), Series INBK, 2.68% 5/21/2030	16,050	2,403
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	88,100	12,612
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	16,000	2,438
China (People’s Republic of), Series INBK, 2.35% 2/25/2034	94,000	13,991
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	105,070	15,551
China (People’s Republic of), Series INBK, 1.61% 2/15/2035	10,000	1,402
China (People’s Republic of), Series INBK, 1.67% 5/25/2035	2,600	367
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	50,000	7,152
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	11,610	1,975
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	20,500	3,377
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	15,940	2,662
China (People’s Republic of), Series INBK, 2.47% 7/25/2054	3,350	490
		65,638

Philippines 1.69%
Philippines (Republic of) 6.25% 2/28/2029	PHP428,455	7,429
Philippines (Republic of) 6.50% 5/19/2029	28,460	498
Philippines (Republic of) 6.375% 7/27/2030	96,950	1,686
Philippines (Republic of) 6.00% 8/20/2030	118,340	2,028
Philippines (Republic of) 1.648% 6/10/2031	USD5,600	4,881
Philippines (Republic of) 6.75% 9/15/2032	PHP1,572,070	27,959
Philippines (Republic of) 5.609% 4/13/2033	USD2,400	2,553
Philippines (Republic of) 6.375% 4/28/2035	PHP326,000	5,687

5	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (continued)
Philippines (Republic of) 3.95% 1/20/2040	USD5,450	$4,830
Philippines (Republic of) 2.95% 5/5/2045	3,000	2,110
Philippines (Republic of) 5.95% 10/13/2047	1,000	1,057
		60,718

Romania 1.58%
Romania (Republic of) 7.20% 5/31/2027	RON3,750	876
Romania (Republic of) 2.10% 10/8/2027	JPY900,000	5,657
Romania (Republic of) 8.75% 10/30/2028	RON3,860	940
Romania (Republic of) 4.85% 7/25/2029	8,200	1,786
Romania (Republic of) 1.75% 7/13/2030	EUR2,000	2,127
Romania (Republic of) 5.375% 3/22/2031	5,186	6,351
Romania (Republic of) 5.25% 5/30/2032	5,510	6,640
Romania (Republic of) 5.25% 5/30/2032	1,520	1,832
Romania (Republic of) 2.00% 4/14/2033	830	795
Romania (Republic of) 6.375% 1/30/2034 (a)	USD2,416	2,518
Romania (Republic of) 4.75% 10/11/2034	RON4,990	1,002
Romania (Republic of) 5.625% 5/30/2037	EUR10,935	12,558
Romania (Republic of) 5.625% 5/30/2037	8,370	9,612
Romania (Republic of) 6.00% 9/24/2044	3,600	4,085
Romania (Republic of) 7.625% 1/17/2053 (a)	USD200	220
		56,999

Egypt 1.54%
Egypt (Arab Republic of) 14.06% 1/12/2026	EGP61,430	1,291
Egypt (Arab Republic of) 25.318% 8/13/2027	261,902	5,662
Egypt (Arab Republic of) 5.80% 9/30/2027	USD1,510	1,532
Egypt (Arab Republic of) 24.458% 10/1/2027	EGP410,600	8,826
Egypt (Arab Republic of) 6.588% 2/21/2028	USD1,540	1,586
Egypt (Arab Republic of) 7.60% 3/1/2029	460	492
Egypt (Arab Republic of) 8.625% 2/4/2030 (a)	1,700	1,891
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,000	1,175
Egypt (Arab Republic of) 5.875% 2/16/2031	USD2,550	2,558
Egypt (Arab Republic of) 7.053% 1/15/2032	2,759	2,878
Egypt (Arab Republic of) 7.625% 5/29/2032	9,230	9,869
Egypt (Arab Republic of) 7.625% 5/29/2032 (a)	575	615
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	2,550	2,932
Egypt (Arab Republic of) 8.50% 1/31/2047	555	546
Egypt (Arab Republic of) 7.903% 2/21/2048	399	372
Egypt (Arab Republic of) 8.70% 3/1/2049	2,585	2,594
Egypt (Arab Republic of) 8.875% 5/29/2050	660	671
Egypt (Arab Republic of) 8.75% 9/30/2051	880	883
Egypt (Arab Republic of) 8.15% 11/20/2059	8,935	8,414
Egypt (Arab Republic of) 7.50% 2/16/2061	610	533
		55,320

Thailand 1.41%
Thailand (Kingdom of) 1.00% 6/17/2027	THB77,000	2,442
Thailand (Kingdom of) 1.66% 3/17/2030	52,000	1,681
Thailand (Kingdom of) 2.00% 12/17/2031	77,400	2,555
Thailand (Kingdom of) 3.35% 6/17/2033	73,000	2,639
Thailand (Kingdom of) 2.00% 6/17/2042	3	— (d)
Thailand (Kingdom of) 3.45% 6/17/2043	793,662	29,476
Thailand (Kingdom of) 4.675% 6/29/2044	22,013	954
Thailand (Kingdom of) 2.875% 6/17/2046	142,641	4,943
Thailand (Kingdom of) 3.15% 6/17/2050	24,548	881
Thailand (Kingdom of) 2.75% 6/17/2052	21,257	731
Thailand (Kingdom of) 4.00% 6/17/2055	110,166	4,650
		50,952

American Funds Emerging Markets Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Saudi Arabia 1.31%
Gaci First Investment Co. 5.00% 10/13/2027	USD200	$203
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	1,800	1,791
Saudi Arabia (Kingdom of) 4.75% 1/18/2028 (a)	1,100	1,115
Saudi Arabia (Kingdom of) 4.75% 1/18/2028	1,000	1,014
Saudi Arabia (Kingdom of) 4.25% 9/9/2030	600	600
Saudi Arabia (Kingdom of) 5.375% 1/13/2031	820	860
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	6,408	6,517
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (a)	3,178	3,232
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (a)	3,785	4,018
Saudi Arabia (Kingdom of) 4.875% 9/9/2035 (a)	5,820	5,847
Saudi Arabia (Kingdom of) 5.25% 1/16/2050	6,100	5,737
Saudi Arabia (Kingdom of) 5.00% 1/18/2053	7,000	6,242
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	9,960	9,860
		47,036

Chile 1.28%
Chile (Republic of) 1.90% 9/1/2030 (b)	CLP14,189,733	15,501
Chile (Republic of) 4.70% 9/1/2030	13,775,000	15,038
Chile (Republic of) 2.55% 1/27/2032	USD4,500	4,043
Chile (Republic of) 3.80% 7/1/2035	EUR3,170	3,739
Chile (Republic of) 4.95% 1/5/2036	USD800	809
Chile (Republic of) 5.30% 11/1/2037	CLP1,710,000	1,895
Chile (Republic of) 3.10% 5/7/2041	USD2,150	1,661
Chile (Republic of) 4.34% 3/7/2042	3,785	3,376
Chile (Republic of) 4.00% 1/31/2052	200	159
		46,221

Panama 1.04%
Panama (Republic of) 3.16% 1/23/2030	5,144	4,831
Panama (Republic of) 2.252% 9/29/2032	2,610	2,163
Panama (Republic of) 6.40% 2/14/2035	3,690	3,901
Panama (Republic of) 6.875% 1/31/2036	2,931	3,195
Panama (Republic of) 8.00% 3/1/2038	12,649	14,800
Panama (Republic of) 7.875% 3/1/2057	7,200	8,413
		37,303

Republic of Cote d’Ivoire 0.73%
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR1,600	1,894
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	1,380	1,634
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	3,930	4,657
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	1,645	1,949
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	4,792	5,474
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	970	1,108
Cote d’Ivoire (Republic of) 7.625% 1/30/2033	USD1,190	1,289
Cote d’Ivoire (Republic of) 8.075% 4/1/2036 (a)	5,100	5,521
Cote d’Ivoire (Republic of) 8.075% 4/1/2036	600	650
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	EUR1,800	2,072
		26,248

Kazakhstan 0.71%
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT613,500	1,190
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	522,000	1,013
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	868,500	1,642
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	400,000	756
Development Bank of Kazakhstan JSC 18.40% 10/16/2028	4,088,000	8,333
Kazakhstan (Republic of) 5.50% 7/1/2037 (a)	USD12,220	12,620
		25,554

7	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Honduras 0.67%
Honduras (Republic of) 6.25% 1/19/2027	USD10,714	$10,829
Honduras (Republic of) 6.25% 1/19/2027 (a)	263	266
Honduras (Republic of) 5.625% 6/24/2030	8,351	8,301
Honduras (Republic of) 5.625% 6/24/2030 (a)	1,255	1,247
Honduras (Republic of) 8.625% 11/27/2034	3,000	3,380
		24,023

Morocco 0.59%
Morocco (Kingdom of) 5.95% 3/8/2028 (a)	1,225	1,262
Morocco (Kingdom of) 3.875% 4/2/2029	EUR9,340	11,108
Morocco (Kingdom of) 4.75% 4/2/2035	6,910	8,304
Morocco (Kingdom of) 4.75% 4/2/2035	590	709
		21,383

Republic of Angola 0.57%
Angola (Republic of) 8.25% 5/9/2028	USD2,450	2,466
Angola (Republic of) 8.00% 11/26/2029	4,540	4,439
Angola (Republic of) 8.00% 11/26/2029 (a)	1,500	1,466
Angola (Republic of) 8.75% 4/14/2032	12,125	11,829
Angola (Republic of) 8.75% 4/14/2032 (a)	500	488
		20,688

United Arab Emirates 0.48%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (a)	350	334
Abu Dhabi (Emirate of) 1.70% 3/2/2031	4,200	3,746
Abu Dhabi (Emirate of) 3.125% 9/30/2049	550	393
Abu Dhabi (Emirate of) 5.50% 4/30/2054 (a)	4,225	4,322
Abu Dhabi (Emirate of) 5.50% 4/30/2054	2,300	2,353
Sharjah (Emirate of) 4.625% 2/13/2032	EUR3,807	4,528
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (a)	USD1,500	1,511
		17,187

Federal Republic of Nigeria 0.47%
Nigeria (Republic of) 18.50% 2/21/2031	NGN4,988,900	3,643
Nigeria (Republic of) 7.875% 2/16/2032	USD6,830	7,154
Nigeria (Republic of) 10.375% 12/9/2034	1,500	1,783
Nigeria (Republic of) 8.631% 1/13/2036 (a)	1,795	1,930
Nigeria (Republic of) 7.696% 2/23/2038	500	501
Nigeria (Republic of) 8.25% 9/28/2051	1,795	1,765
		16,776

Senegal 0.42%
Senegal (Republic of) 4.75% 3/13/2028	EUR1,600	1,310
Senegal (Republic of) 4.75% 3/13/2028	1,400	1,146
Senegal (Republic of) 6.25% 5/23/2033	USD6,836	3,988
Senegal (Republic of) 5.375% 6/8/2037	EUR8,306	5,350
Senegal (Republic of) 5.375% 6/8/2037	1,000	644
Senegal (Republic of) 6.75% 3/13/2048	USD4,900	2,656
		15,094

Albania 0.41%
Albania (Republic of) 5.90% 6/9/2028	EUR2,140	2,667
Albania (Republic of) 4.75% 2/14/2035	10,200	12,156
		14,823

American Funds Emerging Markets Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Republic of Kenya 0.36%
Kenya (Republic of) 6.30% 1/23/2034	USD3,600	$3,299
Kenya (Republic of) 9.50% 3/5/2036 (a)	5,225	5,582
Kenya (Republic of) 9.50% 3/5/2036	3,100	3,311
Kenya (Republic of) 8.25% 2/28/2048	700	662
		12,854

Mozambique 0.34%
Mozambique (Republic of) 9.00% 9/15/2031	14,480	12,420

Gabon 0.31%
Gabonese (Republic of) 6.625% 2/6/2031	1,031	803
Gabonese (Republic of) 6.625% 2/6/2031 (a)	400	311
Gabonese (Republic of) 7.00% 11/24/2031	12,900	9,871
Gabonese (Republic of) 7.00% 11/24/2031 (a)	410	314
		11,299

Argentina 0.22%
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (e)	9,284	7,914
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (e)	7	5
Argentine Republic 0% 12/15/2035	600	19
		7,938

Bulgaria 0.18%
Bulgaria (Republic of) 3.50% 5/7/2034	EUR200	237
Bulgaria (Republic of) 3.375% 7/18/2035	2,850	3,301
Bulgaria (Republic of) 5.00% 3/5/2037	USD1,442	1,441
Bulgaria (Republic of) 4.125% 5/7/2038	EUR1,280	1,526
		6,505

Sultanate of Oman 0.18%
Oman (Sultanate of) 5.625% 1/17/2028	USD1,000	1,024
Oman (Sultanate of) 4.875% 6/15/2030 (a)	800	819
Oman (Sultanate of) 6.25% 1/25/2031	1,300	1,393
Oman (Sultanate of) 6.75% 1/17/2048	2,800	3,090
		6,326

South Korea 0.18%
Export-Import Bank of Korea 8.00% 10/16/2028	INR391,200	4,463
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW2,513,790	1,839
		6,302

Dominican Republic 0.17%
Dominican Republic (Government of) 5.50% 2/22/2029 (a)	USD1,420	1,441
Dominican Republic (Government of) 5.50% 2/22/2029	500	507
Dominican Republic (Government of) 4.50% 1/30/2030	700	685
Dominican Republic (Government of) 4.50% 1/30/2030 (a)	400	392
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	665	715
Dominican Republic (Government of) 5.875% 1/30/2060	1,510	1,350
Dominican Republic (Government of) 5.875% 1/30/2060 (a)	1,342	1,199
		6,289

Slovakia 0.16%
Slovak Republic 3.75% 2/27/2040	EUR4,900	5,596

9	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Israel 0.15%
Israel (State of) 2.75% 7/3/2030	USD400	$373
Israel (State of) 4.50% 1/17/2033	1,600	1,573
Israel (State of) 5.50% 3/12/2034	3,300	3,423
		5,369

Paraguay 0.12%
Paraguay (Republic of) 5.00% 4/15/2026	46	46
Paraguay (Republic of) 4.95% 4/28/2031	1,830	1,861
Paraguay (Republic of) 5.60% 3/13/2048 (a)	2,432	2,353
		4,260

Kuwait 0.11%
Kuwait (State of) 4.652% 10/9/2035 (a)	3,825	3,829

Lithuania 0.06%
Lithuania (Republic of) 4.25% 9/10/2045	EUR1,840	2,123

Georgia 0.05%
Georgia (Republic of) 2.75% 4/22/2026 (a)	USD1,975	1,955

Uruguay 0.04%
Uruguay (Oriental Republic of) 8.00% 10/29/2035	UYU59,455	1,568

Azerbaijan 0.04%
Azerbaijan (Republic of) 3.50% 9/1/2032	USD1,610	1,515

Qatar 0.03%
Qatar (State of) 6.40% 1/20/2040	680	786
Qatar (State of) 4.40% 4/16/2050 (a)	250	222
		1,008

Ukraine 0.03%
Ukraine 15.09% 2/4/2026	UAH15,544	365
Ukraine 15.20% 4/29/2026	15,740	363
Ukraine 15.10% 6/24/2026	11,551	263
		991

Serbia 0.01%
Serbia (Republic of) 6.50% 9/26/2033 (a)	USD380	408

Pakistan 0.01%
Pakistan (Islamic Republic of) 6.00% 4/8/2026	400	400

Venezuela, Bolivarian Republic of 0.01%
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (f)	694	185
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (f)	409	116
		301
Total bonds & notes of governments & government agencies outside the U.S.		2,584,496

American Funds Emerging Markets Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes 15.96%
Energy 3.99%
3R Lux SARL 9.75% 2/5/2031 (a)	USD1,420	$1,463
3R Lux SARL 9.75% 2/5/2031	598	616
Abu Dhabi Crude Oil Pipeline, LLC 3.65% 11/2/2029	845	828
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	5,250	4,886
Adnoc Murban RSC, Ltd. 5.125% 9/11/2054 (a)	450	424
AI Candelaria (Spain) SA 7.50% 12/15/2028	237	240
AI Candelaria (Spain) SA 5.75% 6/15/2033	2,950	2,620
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,250	1,998
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	4,780	4,976
Ecopetrol SA 8.625% 1/19/2029	1,181	1,267
Ecopetrol SA 4.625% 11/2/2031	590	529
Ecopetrol SA 8.875% 1/13/2033	1,730	1,849
Ecopetrol SA 8.375% 1/19/2036	700	721
Ecopetrol SA 5.875% 5/28/2045	457	340
EIG Pearl Holdings SARL 3.545% 8/31/2036	5,507	5,112
Empresa Nacional del Petroleo 5.95% 7/30/2034 (a)	3,795	3,976
Empresa Nacional del Petroleo 5.95% 7/30/2034	300	314
FORESEA Holding SA 7.50% 6/15/2030	939	927
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	3,855	3,288
Galaxy Pipeline Assets Bidco, Ltd. 3.25% 9/30/2040	1,700	1,392
GeoPark, Ltd. 5.50% 1/17/2027	1,733	1,636
GeoPark, Ltd. 8.75% 1/31/2030 (a)	2,600	2,431
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	4,540	4,755
Guara Norte SARL 5.198% 6/15/2034 (a)	1,853	1,811
Guara Norte SARL 5.198% 6/15/2034	1,694	1,655
Modec Finance BV 7.84% 7/15/2026 (g)(h)	200	202
MV24 Capital BV 6.748% 6/1/2034	3,021	3,001
MV24 Capital BV 6.748% 6/1/2034 (a)	1,194	1,186
Oleoducto Central SA 4.00% 7/14/2027 (a)	1,853	1,830
Oleoducto Central SA 4.00% 7/14/2027	900	889
Petroleos Mexicanos 7.47% 11/12/2026	MXN410,518	22,557
Petroleos Mexicanos 4.75% 2/26/2029	EUR1,000	1,182
Petroleos Mexicanos 6.84% 1/23/2030	USD5,800	5,893
Petroleos Mexicanos 5.95% 1/28/2031	7,206	6,979
Petroleos Mexicanos 6.70% 2/16/2032	6,800	6,786
Petroleos Mexicanos 6.625% 6/15/2035	1,200	1,139
Petroleos Mexicanos 6.375% 1/23/2045	1,250	1,011
Petroleos Mexicanos 7.69% 1/23/2050	4,400	3,946
Pluspetrol SA 8.125% 5/18/2031 (a)	3,900	3,876
Prio Luxembourg Holding SARL 6.75% 10/15/2030 (a)	600	584
PTT PCL 4.50% 10/25/2042	500	440
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (a)	278	272
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027	200	196
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,228	1,170
PTTEP Treasury Center Co., Ltd. 3.903% 12/6/2059	200	151
Qatar Energy 3.125% 7/12/2041 (a)	2,995	2,310
Qatar Energy 3.125% 7/12/2041	325	251
Qatar Energy 3.30% 7/12/2051 (a)	2,710	1,900
Raizen Fuels Finance SA 5.30% 1/20/2027	1,120	1,083
Raizen Fuels Finance SA 6.25% 7/8/2032	2,519	2,119
Raizen Fuels Finance SA 6.45% 3/5/2034	1,806	1,474
Raizen Fuels Finance SA 6.45% 3/5/2034 (a)	200	163
Reliance Industries, Ltd. 3.625% 1/12/2052	250	183
Saudi Arabian Oil Co. 5.75% 7/17/2054 (a)	1,540	1,504
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	338	320
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	200	141
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	2,960	3,081
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (a)	2,820	2,793
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	1,800	1,852
Vista Energy Argentina S.A.U. 8.50% 6/10/2033	900	926
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	5,550	5,553
YPF SA 8.50% 6/27/2029	300	312
YPF SA 8.75% 9/11/2031 (a)	1,750	1,813
YPF SA 8.25% 1/17/2034 (a)	2,600	2,664
		143,786

11	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Utilities 2.76%
Aegea Finance SARL 9.00% 1/20/2031 (a)	USD1,845	$1,954
Aegea Finance SARL 9.00% 1/20/2031	500	530
AES Andes SA, junior subordinated, 8.15% 6/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.835% on 6/10/2030) (a)(e)	1,370	1,436
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	2,278	2,145
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (a)	667	629
Alfa Transmisora De Energia SA 4.55% 9/27/2051	3,468	2,804
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	1,103	891
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039	4,477	4,917
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039 (a)	731	803
Chile Electricity Lux MPC II SARL 5.672% 10/20/2035 (a)	4,718	4,913
Chile Electricity Lux MPC SARL 6.01% 1/20/2033 (a)	2,331	2,452
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	1,611	1,695
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (e)	801	815
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	9,259	9,135
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	600	611
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP16,026,000	3,901
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	1,400,000	341
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (a)	USD1,022	963
Enfragen Energia Sur SA 5.375% 12/30/2030	8,744	8,141
Enfragen Energia Sur SA 8.499% 6/30/2032 (a)	6,160	6,396
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	2,100	2,088
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (a)	510	507
Greenko Dutch BV 3.85% 3/29/2026 (a)	4,174	4,144
Greenko Dutch BV 3.85% 3/29/2026	2,995	2,974
Greenko Power II, Ltd. 4.30% 12/13/2028	3,031	2,875
Interchile SA 4.50% 6/30/2056	460	395
Investment Energy Resources, Ltd. 6.25% 4/26/2029 (a)	920	927
Kallpa Generacion SA 5.875% 1/30/2032 (a)	200	209
Light Energia SA 4.375% 6/18/2026	798	772
Light Servicos de Eletricidade SA 4.21% 12/19/2032	354	239
Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037 (i)	150	40
Minejesa Capital BV 4.625% 8/10/2030	1,654	1,649
Minejesa Capital BV 5.625% 8/10/2037	700	695
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	665	705
Niagara Energy S.A.C. 5.746% 10/3/2034	700	714
Saavi Energia SARL 8.875% 2/10/2035 (a)	9,020	9,794
SAEL, Ltd. 7.80% 7/31/2031 (a)	2,262	2,306
SAEL, Ltd. 7.80% 7/31/2031	471	480
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (e)	4,710	4,770
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (e)	5,162	5,310
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	200	199
Trinidad Generation Unlimited 7.75% 6/16/2033 (a)	600	622
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	1,615	1,622
		99,508

Financials 2.45%
Banco de Bogota SA 6.25% 5/12/2026	605	608
Banco de Chile 2.99% 12/9/2031	775	707
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026) (e)	6,665	6,577
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026) (a)(e)	2,955	2,916
Bancolombia SA 8.625% 12/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.32% on 12/24/2029) (e)	645	692
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028 (a)	1,500	1,513
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	900	908
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (e)	2,997	2,845
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (e)	1,750	1,751

American Funds Emerging Markets Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (e)	USD1,335	$1,313
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (e)	4,671	4,667
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (a)(e)	4,030	4,242
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (e)	1,740	1,926
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)(e)	640	708
Grupo Aval, Ltd. 4.375% 2/4/2030 (h)	755	708
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 5.25% 7/14/2033 (h)	1,737	1,793
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (e)	1,000	952
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.66% 5/13/2031 (c)	3,250	3,318
HSBC Holdings PLC 5.24% 5/13/2031 (USD-SOFR + 1.57% on 5/13/2030) (e)	1,000	1,031
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (e)	800	727
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032) (e)	1,900	2,228
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (e)	3,100	3,397
IIFL Finance, Ltd. 8.75% 7/24/2028 (a)	4,490	4,612
Itau Unibanco Holding SA 6.00% 2/27/2030 (a)	4,005	4,158
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (e)	11,400	11,261
Manappuram Finance, Ltd. 7.375% 5/12/2028	5,700	5,826
Muangthai Capital PCL 6.875% 9/30/2028	4,500	4,578
NongHyup Bank 4.875% 7/3/2028 (a)	1,395	1,428
Power Finance Corp., Ltd. 3.90% 9/16/2029	500	490
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	1,250	1,283
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (e)	6,800	6,655
Standard Chartered PLC 6.228% 1/21/2036 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.43% on 1/21/2035) (a)(e)	775	842
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	500	462
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051 (a)	1,120	896
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	160
		88,178

Consumer discretionary 2.07%
Alibaba Group Holding, Ltd. 5.25% 5/26/2035	4,200	4,379
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	184
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	400	294
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	400	332
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	1,990	2,019
Arcos Dorados BV 6.375% 1/29/2032 (a)	7,455	7,909
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	8,400	7,616
GOHL Capital, Ltd., 4.25% 1/24/2027	6,100	6,050
Meituan 4.625% 10/2/2029	1,150	1,156
Meituan 3.05% 10/28/2030	3,550	3,312
Meituan 3.05% 10/28/2030 (a)	250	233
Meituan 4.75% 11/5/2032 (a)	865	855
Meituan 5.125% 11/5/2035 (a)	2,170	2,149
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (h)	700	700
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (a)	200	200
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (h)	1,805	1,806
Melco Resorts Finance, Ltd. 5.375% 12/4/2029 (h)	3,490	3,458
Melco Resorts Finance, Ltd. 5.375% 12/4/2029 (a)	2,250	2,229
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (a)	5,600	5,895
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (h)	300	316
Motherson Global Investments BV 5.625% 7/11/2029 (a)	1,405	1,435
Motherson Global Investments BV 5.625% 7/11/2029	700	715
Sands China, Ltd. 3.80% 1/8/2026	700	700
Sands China, Ltd. 5.40% 8/8/2028	1,500	1,530
Sands China, Ltd. 4.375% 6/18/2030	3,100	3,062
Sands China, Ltd. 3.25% 8/8/2031	5,431	5,024
Studio City Finance, Ltd. 6.50% 1/15/2028	200	200
Studio City Finance, Ltd. 5.00% 1/15/2029	1,570	1,517

13	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Wynn Macau, Ltd. 5.50% 10/1/2027	USD600	$600
Wynn Macau, Ltd. 5.625% 8/26/2028	5,656	5,659
Wynn Macau, Ltd. 6.75% 2/15/2034 (a)	2,910	2,950
		74,484

Materials 1.67%
Alpek, SAB de CV, 3.25% 2/25/2031 (a)	1,285	1,095
Braskem Netherlands Finance BV 4.50% 1/10/2028	2,921	1,204
Braskem Netherlands Finance BV 4.50% 1/31/2030	18,851	7,382
Braskem Netherlands Finance BV 8.50% 1/12/2031	1,700	667
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	1,005	394
Braskem Netherlands Finance BV 7.25% 2/13/2033	905	351
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	275	107
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	1,620	629
Braskem Netherlands Finance BV 5.875% 1/31/2050	1,070	373
CAP SA 3.90% 4/27/2031	200	164
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	2,240	2,317
CSN Inova Ventures 6.75% 1/28/2028	900	835
CSN Resources SA 8.875% 12/5/2030	3,150	2,929
CSN Resources SA 8.875% 12/5/2030 (a)	1,100	1,023
CSN Resources SA 4.625% 6/10/2031	1,645	1,268
Fresnillo PLC 4.25% 10/2/2050	2,300	1,841
Fresnillo PLC 4.25% 10/2/2050 (a)	2,160	1,729
GC Treasury Center Co., Ltd. 2.98% 3/18/2031 (a)	375	341
GC Treasury Center Co., Ltd. 6.50% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.815% on 12/10/2030) (a)(e)	400	405
GC Treasury Center Co., Ltd. 7.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.162% on 9/10/2035) (a)(e)	755	769
Nickel Industries, Ltd. 9.00% 9/30/2030 (a)	5,050	5,242
POSCO 5.75% 1/17/2028 (a)	200	206
POSCO Holdings, Inc. 5.75% 5/7/2035	400	420
PT Freeport Indonesia 4.763% 4/14/2027	1,836	1,848
PT Freeport Indonesia 4.763% 4/14/2027 (a)	364	366
PT Freeport Indonesia 6.20% 4/14/2052	600	612
PT Krakatau Posco 6.375% 6/11/2027	3,500	3,568
PT Krakatau Posco 6.375% 6/11/2029	3,900	4,031
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (e)(i)	3,087	3,130
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(e)(i)	795	806
Sasol Financing USA, LLC 4.375% 9/18/2026	1,910	1,902
Sasol Financing USA, LLC 8.75% 5/3/2029 (h)	2,150	2,191
Sasol Financing USA, LLC 5.50% 3/18/2031	4,400	3,739
Suzano Austria GmbH 3.125% 1/15/2032	600	538
Vale Overseas, Ltd. 6.40% 6/28/2054	240	245
West China Cement, Ltd. 9.90% 12/4/2028	5,699	5,579
		60,246

Industrials 1.20%
Ambipar Lux SARL 9.875% 2/6/2031	600	135
Ambipar Lux SARL 10.875% 2/5/2033 (a)	200	35
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	200	203
CK Hutchison International (24), Ltd. 5.50% 4/26/2034	460	481
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (a)	400	419
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (h)	400	308
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	600	438
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (h)	400	407
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,500	4,110
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	1,160	1,199
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	2,280	2,401
LATAM Airlines Group SA 7.625% 1/7/2031 (a)	385	405
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (a)	419	437
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	131	136
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036 (a)	765	748
Mexico City Airport Trust 4.25% 10/31/2026	2,100	2,094
Mexico City Airport Trust 5.50% 7/31/2047	2,000	1,758

American Funds Emerging Markets Bond Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (a)	USD1,510	$1,501
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	200	199
MTR Corp. CI, Ltd., 4.875% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 0.86% on 12/24/2030) (e)	200	204
MTR Corp. CI, Ltd., 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (e)	2,800	2,953
OCP SA 3.75% 6/23/2031	2,000	1,875
OCP SA 6.75% 5/2/2034 (a)	3,710	4,000
OCP SA 6.70% 3/1/2036 (a)	7,000	7,516
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036 (a)	2,068	1,573
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	6,350	5,775
Transnet 8.25% 2/6/2028	300	317
TSMC Arizona Corp. 3.125% 10/25/2041	200	161
TSMC Arizona Corp. 3.25% 10/25/2051	200	151
TSMC Arizona Corp. 4.50% 4/22/2052	400	375
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (a)	808	842
		43,156

Communication services 1.09%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN127,720	7,324
America Movil, SAB de CV, 2.875% 5/7/2030	USD4,100	3,863
America Movil, SAB de CV, 9.50% 1/27/2031	MXN198,290	11,218
America Movil, SAB de CV, 10.30% 1/30/2034	90,950	5,337
America Movil, SAB de CV, 6.375% 3/1/2035	USD3,135	3,449
CT Trust 5.125% 2/3/2032	740	712
Millicom International Cellular SA 4.50% 4/27/2031	745	695
PLDT, Inc. 2.50% 1/23/2031	200	183
PLDT, Inc. 3.45% 6/23/2050	200	144
Tencent Holdings, Ltd. 2.39% 6/3/2030	500	468
Tencent Holdings, Ltd. 3.925% 1/19/2038	200	186
Tencent Holdings, Ltd. 3.68% 4/22/2041	400	337
Tencent Holdings, Ltd. 3.24% 6/3/2050	3,360	2,410
Tencent Holdings, Ltd. 3.24% 6/3/2050 (a)	900	646
Tencent Holdings, Ltd. 3.84% 4/22/2051	2,600	2,064
Tencent Holdings, Ltd. 3.29% 6/3/2060	200	136
		39,172

Consumer staples 0.46%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	1,755	1,867
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	2,709	2,549
Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/2032	2,600	2,427
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	200	172
InRetail Consumer 3.25% 3/22/2028 (a)	2,730	2,668
InRetail Consumer 3.25% 3/22/2028	1,675	1,637
MARB BondCo PLC 3.95% 1/29/2031 (a)	1,500	1,361
MARB BondCo PLC 3.95% 1/29/2031	1,440	1,307
Minerva Luxembourg SA 4.375% 3/18/2031 (a)	400	372
Minerva Luxembourg SA 8.875% 9/13/2033	1,200	1,313
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	950	1,039
		16,712

Information technology 0.12%
Lenovo Group, Ltd. 3.421% 11/2/2030	400	381
Lenovo Group, Ltd. 6.536% 7/27/2032	200	219
SK hynix, Inc. 1.50% 1/19/2026	600	599
SK hynix, Inc. 6.375% 1/17/2028	200	209
SK hynix, Inc. 2.375% 1/19/2031 (a)	400	363
SK hynix, Inc. 6.50% 1/17/2033	1,700	1,876
TSMC Global, Ltd. 1.75% 4/23/2028	200	191
TSMC Global, Ltd. 1.375% 9/28/2030	200	176
TSMC Global, Ltd. 2.25% 4/23/2031 (a)	400	363
		4,377

15	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Real estate 0.10%
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (a)	USD725	$675
FibraSOMA 4.375% 7/22/2031 (a)	1,430	1,261
FibraSOMA 4.375% 7/22/2031	996	879
Sun Hung Kai Properties (Capital Market), Ltd. 2.875% 1/21/2030 (h)	200	190
Trust Fibra Uno 7.70% 1/23/2032 (a)	500	548
		3,553

Health care 0.04%
Rede D’Or Finance SARL 4.50% 1/22/2030	1,485	1,445

Municipals 0.01%
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041	575	483
Total corporate bonds and notes		575,100
U.S. Treasury bonds & notes 4.29%
U.S. Treasury 4.29%
U.S. Treasury 3.50% 9/30/2027	2,775	2,776
U.S. Treasury 3.625% 5/31/2028	4,968	4,982
U.S. Treasury 4.625% 9/30/2028	17,700	18,202
U.S. Treasury 3.625% 9/30/2030	4,925	4,907
U.S. Treasury 3.625% 12/31/2030	27,406	27,281
U.S. Treasury 4.125% 11/15/2032	4,300	4,352
U.S. Treasury 3.875% 12/31/2032	14,511	14,453
U.S. Treasury 3.375% 5/15/2033	2,593	2,494
U.S. Treasury 3.875% 8/15/2034	3,454	3,404
U.S. Treasury 4.25% 11/15/2034	3,500	3,539
U.S. Treasury 4.625% 2/15/2035	6,000	6,233
U.S. Treasury 4.25% 8/15/2035	8,306	8,372
U.S. Treasury 4.875% 8/15/2045	3,098	3,132
U.S. Treasury 4.125% 8/15/2053	6,733	5,972
U.S. Treasury 4.50% 11/15/2054	1,700	1,607
U.S. Treasury 4.625% 2/15/2055	9,800	9,461
U.S. Treasury 4.75% 8/15/2055 (j)	33,968	33,469
Total U.S. Treasury bonds & notes		154,636
Federal agency bonds & notes 0.82%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (a)	3,000	3,162
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	250	264
Development Bank of Kazakhstan JSC 13.489% 5/23/2028	KZT122,000	223
Export-Import Bank of Korea 7.40% 2/5/2030	INR334,100	3,758
Export-Import Bank of Korea 8.10% 10/16/2030	148,900	1,712
Export-Import Bank of Thailand 5.354% 5/16/2029	USD4,300	4,459
Korea Development Bank (The) 7.40% 1/25/2029	INR719,800	8,057
Korea Development Bank (The) 7.25% 6/11/2029	330,100	3,695
Korea Development Bank (The) 7.40% 1/17/2030	100,000	1,121
Korea Electric Power Corp. 4.00% 6/14/2027 (a)	USD200	200
Korea Electric Power Corp. 4.75% 2/13/2028 (a)	1,100	1,117
Korea National Oil Corp. 4.625% 3/31/2028 (a)	400	406
Korea National Oil Corp. 4.875% 4/3/2028 (a)	200	204
Korea National Oil Corp. 4.75% 3/31/2030 (a)	1,050	1,074
Korea National Oil Corp. 2.625% 4/18/2032	200	180
		29,632
Total bonds, notes & other debt instruments (cost: $3,189,412,000)		3,343,864
Common stocks 0.05%	Shares
Energy 0.04%
FORESEA Holding SA, Class C, nonvoting shares	55,880	1,272
FORESEA Holding SA, Class B	6,208	141
		1,413

American Funds Emerging Markets Bond Fund	16

Common stocks (continued)		Shares	Value (000)

Utilities 0.01%
Light SA, units (k)		1,023,721	$358
Total common stocks (cost: $1,540,000)			1,771
Short-term securities 6.45%
Money market investments 5.86%
Capital Group Central Cash Fund 3.79% (l)(m)		2,110,449	211,066
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.59%
Egypt (Arab Republic of) 1/6/2026	19.531%	EGP220,400	4,619
Egypt (Arab Republic of) 1/20/2026	20.527	156,100	3,239
Egypt (Arab Republic of) 3/3/2026	22.762	171,475	3,458
Egypt (Arab Republic of) 3/17/2026	22.574	68,600	1,371
Egypt (Arab Republic of) 5/5/2026	22.723	64,625	1,254
Egypt (Arab Republic of) 5/26/2026	19.554	212,750	4,074
Egypt (Arab Republic of) 6/2/2026	19.637	80,775	1,540
Egypt (Arab Republic of) 6/9/2026	22.569	83,850	1,595
			21,150
Total short-term securities (cost: $231,508,000)			232,216
Total investment securities 99.29% (cost: $3,422,460,000)			3,577,851
Other assets less liabilities 0.71%			25,699
Net assets 100.00%			$3,603,550
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	249	4/6/2026	USD51,988	$(3)
5 Year Euro-Bobl Futures	Short	168	3/10/2026	(22,934)	89
5 Year U.S. Treasury Note Futures	Long	909	4/6/2026	99,358	(254)
10 Year Euro-Bund Futures	Short	272	3/10/2026	(40,778)	295
10 Year U.S. Treasury Note Futures	Long	255	3/31/2026	28,672	(205)
10 Year Ultra U.S. Treasury Note Futures	Long	9	3/31/2026	1,035	(5)
20 Year U.S. Treasury Bond Futures	Long	46	3/31/2026	5,317	(68)
30 Year Euro-Buxl Futures	Short	27	3/10/2026	(3,494)	78
30 Year Ultra U.S. Treasury Bond Futures	Long	156	3/31/2026	18,408	(280)
					$(353)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
TRY	424,658	USD	9,734	Citibank	1/7/2026	$107
CZK	43,975	USD	2,120	HSBC Bank	1/7/2026	20
USD	241	THB	7,708	Citibank	1/7/2026	(3)
USD	2,110	TRY	91,905	Citibank	1/7/2026	(19)
USD	4,812	TRY	209,800	BNP Paribas	1/7/2026	(50)
MYR	58,487	USD	14,178	JPMorgan Chase	1/8/2026	246

17	American Funds Emerging Markets Bond Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	7,283	RON	32,100	HSBC Bank	1/8/2026	$(119)
USD	8,383	MYR	34,583	JPMorgan Chase	1/8/2026	(146)
CZK	779,743	USD	37,598	Bank of New York Mellon	1/9/2026	337
CLP	4,844,292	USD	5,252	Citibank	1/9/2026	128
CZK	209,559	USD	10,120	JPMorgan Chase	1/9/2026	75
MXN	25,353	USD	1,403	Goldman Sachs	1/9/2026	4
MXN	22,000	USD	1,220	Morgan Stanley	1/9/2026	— (d)
USD	112	CZK	2,330	JPMorgan Chase	1/9/2026	(1)
USD	4,299	MXN	77,503	Morgan Stanley	1/9/2026	(1)
USD	4,234	PHP	250,000	Barclays Bank PLC	1/9/2026	(8)
USD	819	KRW	1,200,000	Citibank	1/9/2026	(12)
USD	2,743	PEN	9,268	JPMorgan Chase	1/9/2026	(14)
USD	2,959	PHP	175,300	Standard Chartered Bank	1/9/2026	(16)
USD	953	KRW	1,400,000	Goldman Sachs	1/9/2026	(17)
USD	8,126	COP	31,130,245	Citibank	1/9/2026	(76)
USD	5,831	MXN	106,675	UBS AG	1/9/2026	(88)
USD	10,567	COP	40,821,299	Citibank	1/9/2026	(190)
PLN	62,719	USD	17,200	Citibank	1/12/2026	270
ZAR	102,721	USD	6,014	Citibank	1/12/2026	185
CNH	60,000	USD	8,544	UBS AG	1/12/2026	64
PLN	10,133	USD	2,803	Bank of New York Mellon	1/12/2026	19
PLN	4,400	USD	1,212	HSBC Bank	1/12/2026	14
HUF	147,000	USD	443	Morgan Stanley	1/12/2026	6
USD	1,701	HUF	555,500	Morgan Stanley	1/12/2026	4
HUF	131,484	USD	398	BNP Paribas	1/12/2026	4
HUF	255,050	EUR	660	JPMorgan Chase	1/12/2026	3
RON	9,730	EUR	1,906	Citibank	1/12/2026	2
PLN	5,297	USD	1,474	Bank of New York Mellon	1/12/2026	1
USD	338	ZAR	5,650	Morgan Stanley	1/12/2026	(3)
USD	945	RON	4,143	Citibank	1/12/2026	(11)
USD	1,385	HUF	458,641	HSBC Bank	1/12/2026	(16)
USD	3,704	HUF	1,227,960	Citibank	1/12/2026	(47)
USD	1,812	ZAR	30,960	Citibank	1/12/2026	(56)
USD	5,031	PLN	18,347	Citibank	1/12/2026	(79)
USD	16,692	ZAR	285,124	Citibank	1/12/2026	(512)
EUR	4,000	USD	4,659	Goldman Sachs	1/13/2026	45
THB	64,209	USD	2,046	UBS AG	1/14/2026	(6)
THB	85,000	USD	2,708	UBS AG	1/14/2026	(8)
THB	289,780	USD	9,233	UBS AG	1/14/2026	(27)
CNH	154,964	USD	22,049	Standard Chartered Bank	1/15/2026	187
USD	645	JPY	100,000	HSBC Bank	1/15/2026	6
CNH	7,000	USD	1,000	UBS AG	1/15/2026	4
USD	15,148	PHP	892,000	Standard Chartered Bank	1/16/2026	27
CNH	24,200	USD	3,447	Bank of America	1/16/2026	26
CLP	480,000	USD	526	Morgan Stanley	1/16/2026	7
USD	44	MXN	800	Standard Chartered Bank	1/22/2026	— (d)
USD	36,810	BRL	200,780	Citibank	1/23/2026	395
CLP	3,500,000	USD	3,841	Morgan Stanley	1/23/2026	49
USD	421	COP	1,600,000	Citibank	1/23/2026	3
USD	661	PHP	39,000	JPMorgan Chase	1/23/2026	— (d)
USD	6,642	PHP	392,208	Citibank	1/23/2026	(1)
BRL	4,300	USD	788	Citibank	1/23/2026	(8)
USD	27,560	EUR	23,400	HSBC Bank	1/26/2026	25
USD	10,283	EUR	8,726	Citibank	1/27/2026	15
USD	48,319	EUR	40,968	Standard Chartered Bank	1/29/2026	104
EUR	1,660	USD	1,953	Morgan Stanley	1/30/2026	— (d)
USD	25,965	EUR	22,066	Morgan Stanley	1/30/2026	(5)
USD	2,500	INR	218,970	Citibank	2/2/2026	72
INR	218,965	USD	2,532	JPMorgan Chase	2/2/2026	(103)
CLP	1,517,984	USD	1,660	Morgan Stanley	3/12/2026	27
CNH	17,800	USD	2,537	Goldman Sachs	3/16/2026	26
USD	7,182	PHP	425,800	Bank of America	3/16/2026	(11)

American Funds Emerging Markets Bond Fund	18

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
CNH	82,700	USD	11,851	Barclays Bank PLC	3/30/2026	$68
CNH	39,890	USD	5,695	BNP Paribas	5/29/2026	72
						$994
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN20,400	$3	$—	$3
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK117,590	(2)	—	(2)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	4,202,955	(61)	—	(61)
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN735,131	(1,622)	—	(1,622)
6.9797%	28-day	Overnight MXN-F-TIIE	28-day	10/21/2028	MXN5,330	(3)	—	(3)
8.9595%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2028	16,500	37	—	37
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN11,980	157	—	157
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK68,840	10	—	10
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN31,650	73	—	73
						$(1,408)	$—	$(1,408)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
15.72%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL8,475	$54	$—	$54
14.24%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	3,420	4	—	4
13.975%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	4,135	— (d)	—	— (d)
13.87%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	12,530	(4)	—	(4)
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	10,441	(154)	—	(154)
10.8325%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	15,000	(185)	—	(185)
							$(285)	$—	$(285)
Investments in affiliates (m)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 5.86%
Money market investments 5.86%
Capital Group Central Cash Fund 3.79% (l)	$83,394	$1,237,804	$1,110,144	$(8)	$20	$211,066	$8,416

19	American Funds Emerging Markets Bond Fund

Restricted securities (h)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Melco Resorts Finance, Ltd. 5.375% 12/4/2029	5/22/2024-2/21/2025	$3,259	$3,458	0.09%
Melco Resorts Finance, Ltd. 5.75% 7/21/2028	8/12/2024-11/20/2024	1,744	1,806	0.05
Melco Resorts Finance, Ltd. 5.625% 7/17/2027	1/25/2024-6/26/2024	681	700	0.02
Melco Resorts Finance, Ltd. 7.625% 4/17/2032	11/20/2024	304	316	0.01
Sasol Financing USA, LLC 8.75% 5/3/2029	7/5/2023-11/20/2024	2,144	2,191	0.06
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 5.25% 7/14/2033	11/14/2025-11/17/2025	1,802	1,793	0.05
Grupo Aval, Ltd. 4.375% 2/4/2030	8/25/2025	706	708	0.02
HPHT Finance 25, Ltd. 5.00% 2/21/2030	4/8/2025-5/22/2025	396	407	0.01
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	11/4/2024-5/19/2025	300	308	0.01
Modec Finance BV 7.84% 7/15/2026 (g)	7/28/2023	200	202	0.01
Sun Hung Kai Properties (Capital Market), Ltd. 2.875% 1/21/2030	11/17/2025	190	190	0.01
Total		$11,726	$12,079	0.34%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $320,789,000, which represented 8.90% of the net assets of the fund.

(b)	Index-linked bond whose principal amount moves with a government price index.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Amount less than one thousand.
(e)	Step bond; coupon rate may change at a later date.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Value determined using significant unobservable inputs.
(h)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,810,000, which represented 0.19% of the net assets of the fund.
(k)	Non-income producing.
(l)	Rate represents the seven-day yield at 12/31/2025.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
F-TIIE = Funding Equilibrium Interbank Interest Rate
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits

NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
RON = Romanian leu
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
UYU = Uruguayan pesos
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	20

Financial statements
Statement of assets and liabilities at December 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $3,211,425)	$3,366,785
Affiliated issuers (cost: $211,035)	211,066	$3,577,851
Cash		141
Cash denominated in currencies other than U.S. dollars (cost: $1,504)		1,498
Unrealized appreciation on open forward currency contracts		2,647
Bilateral swaps, at value		58
Receivables for:
Sales of investments	43
Sales of fund’s shares	2,701
Dividends and interest	75,003
Currency translations	453
Variation margin on futures contracts	100
Variation margin on centrally cleared swap contracts	200	78,500
		3,660,695
Liabilities:
Unrealized depreciation on open forward currency contracts		1,653
Bilateral swaps, at value		343
Payables for:
Purchases of investments	679
Repurchases of fund’s shares	50,161
Dividends on fund’s shares	219
Investment advisory services	1,397
Services provided by related parties	198
Trustees’ deferred compensation	19
Variation margin on futures contracts	246
Variation margin on centrally cleared swap contracts	177
Non-U.S. taxes	1,899
Other	154	55,149
Net assets at December 31, 2025		$3,603,550
Net assets consist of:
Capital paid in on shares of beneficial interest		$3,658,224
Total distributable earnings (accumulated loss)		(54,674)
Net assets at December 31, 2025		$3,603,550
Refer to the notes to financial statements.

21	American Funds Emerging Markets Bond Fund

Financial statements (continued)
Statement of assets and liabilities at December 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (440,492 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$342,647	41,885	$8.18
Class C	13,277	1,623	8.18
Class T	8	1	8.18
Class F-1	18,833	2,302	8.18
Class F-2	484,833	59,265	8.18
Class F-3	571,644	69,877	8.18
Class 529-A	10,139	1,239	8.18
Class 529-C	237	29	8.18
Class 529-E	698	85	8.18
Class 529-T	14	2	8.18
Class 529-F-1	12	2	8.18
Class 529-F-2	7,323	895	8.18
Class 529-F-3	12	2	8.18
Class R-1	167	20	8.18
Class R-2	1,490	182	8.18
Class R-2E	74	9	8.18
Class R-3	3,253	398	8.18
Class R-4	697	85	8.18
Class R-5E	1,148	140	8.18
Class R-5	404	49	8.18
Class R-6	2,146,640	262,402	8.18

Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	22

Financial statements (continued)
Statement of operations for the year ended December 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $3,826)	$233,127
Dividends (net of non-U.S. taxes of $9; also includes $8,416 from affiliates)	8,811	$241,938
Fees and expenses*:
Investment advisory services	14,598
Distribution services	1,054
Transfer agent services	965
Administrative services	958
529 plan services	9
Reports to shareholders	78
Registration statement and prospectus	501
Trustees’ compensation	12
Auditing and legal	168
Custodian	619
Other	49
Total fees and expenses before waivers and/or reimbursements	19,011
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services waiver	1
Total fees and expenses after waivers and/or reimbursements		19,010
Net investment income		222,928
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,512):
Unaffiliated issuers	(6,523)
Affiliated issuers	(8)
Futures contracts	4,436
Forward currency contracts	(16,102)
Swap contracts	437
Currency transactions	(1,074)	(18,834)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $858):
Unaffiliated issuers	271,784
Affiliated issuers	20
Futures contracts	703
Forward currency contracts	(2,073)
Swap contracts	(1,085)
Currency translations	2,000	271,349
Net realized gain (loss) and unrealized appreciation (depreciation)		252,515
Net increase (decrease) in net assets resulting from operations		$475,443
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

23	American Funds Emerging Markets Bond Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2025	2024

Operations:
Net investment income	$222,928	$148,352
Net realized gain (loss)	(18,834)	(13,291)
Net unrealized appreciation (depreciation)	271,349	(117,589)
Net increase (decrease) in net assets resulting from operations	475,443	17,472
Distributions paid or accrued and return of capital paid to shareholders:
Distributions	(168,456)	(139,150)
Return of capital	(44,200)	(9,204)
Total distributions paid or accrued and return of capital paid to shareholders	(212,656)	(148,354)
Net capital share transactions	583,206	1,789,417
Total increase (decrease) in net assets	845,993	1,658,535
Net assets:
Beginning of year	2,757,557	1,099,022
End of year	$3,603,550	$2,757,557
Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	24

Notes to financial statements
1. Organization

American Funds Emerging Markets Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide a high level of total return over the long term, of which current income is a large component.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

25	American Funds Emerging Markets Bond Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

American Funds Emerging Markets Bond Fund	26

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):

27	American Funds Emerging Markets Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$2,584,496	$—	$2,584,496
Corporate bonds and notes	—	574,898	202	575,100
U.S. Treasury bonds & notes	—	154,636	—	154,636
Federal agency bonds & notes	—	29,632	—	29,632
Common stocks	—	1,771	—	1,771
Short-term securities	211,066	21,150	—	232,216
Total	$211,066	$3,366,583	$202	$3,577,851

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$462	$—	$—	$462
Unrealized appreciation on open forward currency contracts	—	2,647	—	2,647
Unrealized appreciation on centrally cleared interest rate swaps	—	280	—	280
Unrealized appreciation on bilateral interest rate swaps	—	58	—	58
Liabilities:
Unrealized depreciation on futures contracts	(815)	—	—	(815)
Unrealized depreciation on open forward currency contracts	—	(1,653)	—	(1,653)
Unrealized depreciation on bilateral interest rate swaps	—	(343)	—	(343)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,688)	—	(1,688)
Total	$(353)	$(699)	$—	$(1,052)
*
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

American Funds Emerging Markets Bond Fund	28

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

29	American Funds Emerging Markets Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.
Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Emerging Markets Bond Fund	30

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $328,262,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $510,539,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

31	American Funds Emerging Markets Bond Fund

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $199,065,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$462	Unrealized depreciation*	$815
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,647	Unrealized depreciation on open forward currency contracts	1,653
Swap (centrally cleared)	Interest	Unrealized appreciation*	280	Unrealized depreciation*	1,688
Swap (bilateral)	Interest	Bilateral swaps, at value	58	Bilateral swaps, at value	343
			$3,447		$4,499

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$4,436	Net unrealized appreciation (depreciation) on futures contracts	$703
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(16,102)	Net unrealized appreciation (depreciation) on forward currency contracts	(2,073)
Swap	Interest	Net realized gain (loss) on swap contracts	437	Net unrealized appreciation (depreciation) on swap contracts	(1,085)
			$(11,229)		$(2,455)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

American Funds Emerging Markets Bond Fund	32

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts and interest rate swaps. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$30	$ (11)	$ —	$ —	$19
Bank of New York Mellon	357	—	(355)	—	2
Barclays Bank PLC	122	(12)	(110)	—	—
BNP Paribas	76	(50)	—	—	26
Citibank	1,177	(1,014)	(160)	—	3
Goldman Sachs	75	(75)	—	—	—
HSBC Bank	65	(65)	—	—	—
JPMorgan Chase	324	(264)	—	—	60
Morgan Stanley	93	(9)	—	—	84
Standard Chartered Bank	318	(16)	—	—	302
UBS AG	68	(68)	—	—	—
Total	$2,705	$ (1,584)	$ (625)	$ —	$496
Liabilities:
Bank of America	$11	$ (11)	$ —	$ —	$ —
Barclays Bank PLC	12	(12)	—	—	—
BNP Paribas	50	(50)	—	—	—
Citibank	1,014	(1,014)	—	—	—
Goldman Sachs	356	(75)	(281)	—	—
HSBC Bank	135	(65)	—	—	70
JPMorgan Chase	264	(264)	—	—	—
Morgan Stanley	9	(9)	—	—	—
Standard Chartered Bank	16	(16)	—	—	—
UBS AG	129	(68)	—	—	61
Total	$1,996	$ (1,584)	$ (281)	$ —	$131
*
Collateral is shown on a settlement basis.

33	American Funds Emerging Markets Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended December 31, 2025, the fund reclassified $1,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$219
Distributions in excess of ordinary income	44,200
Late year ordinary loss deferral*	(925)
Capital loss carryforward†	(203,782)
Gross unrealized appreciation on investments	217,537
Gross unrealized depreciation on investments	(62,065)
Net unrealized appreciation (depreciation) on investments	155,472
Cost of investments	3,421,327
*
This deferral is considered incurred in the subsequent year.
†
Reflects the utilization of capital loss carryforward of $35,604,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Emerging Markets Bond Fund	34

For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Return of capital	Total paid or accrued	Ordinary income	Return of capital	Total paid or accrued
Class A	$15,874	$4,165	$20,039	$19,922	$1,318	$21,240
Class C	620	163	783	936	62	998
Class T	— †	— †	— †	— †	— †	— †
Class F-1	859	225	1,084	1,000	66	1,066
Class F-2	21,705	5,695	27,400	21,580	1,427	23,007
Class F-3	26,932	7,067	33,999	30,469	2,015	32,484
Class 529-A	476	125	601	593	39	632
Class 529-C	10	3	13	21	2	23
Class 529-E	31	8	39	36	3	39
Class 529-T	1	— †	1	1	— †	1
Class 529-F-1	1	— †	1	1	— †	1
Class 529-F-2	354	93	447	442	29	471
Class 529-F-3	1	— †	1	1	— †	1
Class R-1	9	2	11	12	1	13
Class R-2	64	17	81	92	6	98
Class R-2E	3	1	4	3	— †	3
Class R-3	139	36	175	147	10	157
Class R-4	41	11	52	75	5	80
Class R-5E	57	15	72	70	5	75
Class R-5	26	7	33	50	3	53
Class R-6	101,253	26,567	127,820	63,699	4,213	67,912
Total	$168,456	$44,200	$212,656	$139,150	$9,204	$148,354
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.457% on the first $15 billion of daily net assets and decreasing to 0.428% on such assets in excess of $15 billion. For the year ended December 31, 2025, the investment advisory services fees were $14,598,000, which were equivalent to an annualized rate of 0.457% of average daily net assets.

35	American Funds Emerging Markets Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended December 31, 2025, AFS waived transfer agent services fees of $1,000 for Class R-3 shares. AFS does not intend to recoup the waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

American Funds Emerging Markets Bond Fund	36

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2025, the 529 plan services fees were $9,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.
For the year ended December 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$816	$433	$95	Not applicable
Class C	139	20	4	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	43	22	5	Not applicable
Class F-2	Not applicable	447	124	Not applicable
Class F-3	Not applicable	3	152	Not applicable
Class 529-A	21	12	3	$5
Class 529-C	2	— *	— *	— *
Class 529-E	3	1	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	4	2	4
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	2	— *	— *	Not applicable
Class R-2	11	4	1	Not applicable
Class R-2E	— *	— *	— *	Not applicable
Class R-3	15	5	1	Not applicable
Class R-4	2	1	— *	Not applicable
Class R-5E	Not applicable	1	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	12	571	Not applicable

Total class-specific expenses	$1,054	$965	$958	$9
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $12,000 in the fund’s statement of operations reflects $10,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.

37	American Funds Emerging Markets Bond Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.
8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended December 31, 2025.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$67,113	8,498	$18,729	2,371	$(61,210)	(7,767)	$24,632	3,102
Class C	2,145	272	773	98	(5,348)	(677)	(2,430)	(307)
Class T	—	—	—	—	—	—	—	—
Class F-1	14,395	1,852	1,080	137	(10,441)	(1,330)	5,034	659
Class F-2	160,052	20,250	27,099	3,427	(101,689)	(13,011)	85,462	10,666
Class F-3	158,418	20,197	33,019	4,175	(91,872)	(11,684)	99,565	12,688
Class 529-A	2,283	289	598	76	(2,209)	(280)	672	85
Class 529-C	63	8	13	2	(123)	(16)	(47)	(6)
Class 529-E	149	19	39	5	(103)	(13)	85	11
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	1	—	—	1	1
Class 529-F-2	1,281	162	446	56	(1,059)	(133)	668	85
Class 529-F-3	—	—	1	1	—	—	1	1
Class R-1	12	2	10	1	(70)	(9)	(48)	(6)
Class R-2	224	29	80	10	(295)	(38)	9	1
Class R-2E	15	2	3	— †	(1)	— †	17	2
Class R-3	607	77	175	22	(246)	(31)	536	68
Class R-4	167	21	51	7	(792)	(103)	(574)	(75)
Class R-5E	292	37	70	8	(518)	(67)	(156)	(22)
Class R-5	307	38	32	4	(489)	(61)	(150)	(19)
Class R-6	421,303	53,615	127,821	16,162	(179,196)	(22,683)	369,928	47,094
Total net increase (decrease)	$828,826	105,368	$210,041	26,563	$(455,661)	(57,903)	$583,206	74,028
Refer to the end of the table(s) for footnote(s).

American Funds Emerging Markets Bond Fund	38

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$53,214	6,783	$19,743	2,528	$(67,787)	(8,680)	$5,170	631
Class C	2,186	279	984	126	(4,869)	(622)	(1,699)	(217)
Class T	—	—	—	—	—	—	—	—
Class F-1	28,137	3,567	1,057	135	(32,368)	(4,113)	(3,174)	(411)
Class F-2	220,367	28,130	22,824	2,924	(95,966)	(12,279)	147,225	18,775
Class F-3	235,687	30,152	31,544	4,039	(187,803)	(24,215)	79,428	9,976
Class 529-A	1,937	247	630	81	(2,206)	(282)	361	46
Class 529-C	86	11	23	3	(280)	(36)	(171)	(22)
Class 529-E	34	4	38	5	(52)	(7)	20	2
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	1,315	167	465	59	(2,264)	(290)	(484)	(64)
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	22	3	11	1	(16)	(2)	17	2
Class R-2	399	51	96	12	(699)	(89)	(204)	(26)
Class R-2E	27	3	2	— †	(100)	(12)	(71)	(9)
Class R-3	1,118	142	156	20	(663)	(85)	611	77
Class R-4	536	68	79	10	(195)	(25)	420	53
Class R-5E	413	53	73	9	(176)	(22)	310	40
Class R-5	21	2	53	7	(414)	(53)	(340)	(44)
Class R-6	1,511,316	194,414	67,922	8,724	(17,243)	(2,193)	1,561,995	200,945
Total net increase (decrease)	$2,056,815	264,076	$145,703	18,684	$(413,101)	(53,005)	$1,789,417	229,755
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $1,785,185,000 and $1,382,777,000, respectively, during the year ended December 31, 2025.
12. Ownership concentration

At December 31, 2025, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2045 Target Date Retirement Fund and American Funds 2050 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 10% and 11%, respectively. CRMC is the investment adviser to the two target date funds.

39	American Funds Emerging Markets Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2025	$7.52	$.53	$.63	$1.16	$(.40 )	$(.10 )	$(.50 )	$8.18	15.88%	$343	.93%	.93%	6.66%
12/31/2024	8.04	.55	(.53 )	.02	(.51 )	(.03 )	(.54 )	7.52	.28	292.93		.93	6.96
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.39	307.97		.97	6.54
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.30)	270.99		.98	6.36
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(3.98)	375	1.06	1.06	4.70
Class C:
12/31/2025	7.52	.47	.63	1.10	(.35 )	(.09 )	(.44 )	8.18	15.03	13	1.67	1.67	5.95
12/31/2024	8.04	.49	(.52 )	(.03 )	(.46 )	(.03 )	(.49 )	7.52	(.47 )	15	1.68	1.68	6.20
12/31/2023	7.59	.44	.48	.92	(.34 )	(.13 )	(.47 )	8.04	12.57	17	1.70	1.70	5.81
12/31/2022	9.30	.44	(1.65)	(1.21)	(.42 )	(.08 )	(.50 )	7.59	(12.96)	16	1.74	1.73	5.60
12/31/2021	10.15	.38	(.85 )	(.47 )	(.32 )	(.06 )	(.38 )	9.30	(4.66)	24	1.76	1.76	3.99
Class T:
12/31/2025	7.53	.54	.63	1.17	(.41 )	(.11 )	(.52 )	8.18	16.19 [5]	— [6]	.66 [5]	.66 [5]	6.92 [5]
12/31/2024	8.04	.56	(.50 )	.06	(.53 )	(.04 )	(.57 )	7.53	.52 [5]	— [6]	.68 [5]	.68 [5]	7.17 [5]
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.76 [5]	— [6]	.67 [5]	.67 [5]	6.86 [5]
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.09)[5]	— [6]	.74 [5]	.73 [5]	6.61 [5]
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	(.08 )	(.48 )	9.30	(3.70)[5]	— [6]	.75 [5]	.75 [5]	4.98 [5]
Class F-1:
12/31/2025	7.52	.53	.63	1.16	(.40 )	(.10 )	(.50 )	8.18	15.90	19.91		.91	6.67
12/31/2024	8.04	.55	(.53 )	.02	(.51 )	(.03 )	(.54 )	7.52	.28	12.93		.93	6.95
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.43	17.94		.94	6.55
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.30)	12.99		.98	6.36
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(3.95)	12	1.03	1.03	4.72
Class F-2:
12/31/2025	7.52	.55	.63	1.18	(.41 )	(.11 )	(.52 )	8.18	16.21	485.64		.64	6.93
12/31/2024	8.04	.57	(.52 )	.05	(.53 )	(.04 )	(.57 )	7.52	.57	366.64		.64	7.28
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.75	240.65		.65	6.84
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.10)	169.75		.74	6.50
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	(.08 )	(.48 )	9.30	(3.69)	604.75		.75	5.01
Class F-3:
12/31/2025	7.52	.56	.63	1.19	(.42 )	(.11 )	(.53 )	8.18	16.33	572.53		.53	7.04
12/31/2024	8.04	.58	(.52 )	.06	(.54 )	(.04 )	(.58 )	7.52	.68	430.54		.54	7.36
12/31/2023	7.59	.53	.48	1.01	(.40 )	(.16 )	(.56 )	8.04	13.86	380.55		.55	6.94
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	(.10 )	(.59 )	7.59	(11.95)	248.59		.58	6.78
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.58)	237.65		.65	5.13
Class 529-A:
12/31/2025	7.52	.53	.63	1.16	(.40 )	(.10 )	(.50 )	8.18	15.87	10.94		.94	6.65
12/31/2024	8.04	.54	(.52 )	.02	(.51 )	(.03 )	(.54 )	7.52	.27	9.95		.95	6.95
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.39	9.97		.97	6.53
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.32)	8	1.01	1.00	6.35
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(3.97)	10	1.05	1.05	4.71
Refer to the end of the table(s) for footnote(s).

American Funds Emerging Markets Bond Fund	40

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2025	$7.53	$.46	$.63	$1.09	$(.35 )	$(.09 )	$(.44 )	$8.18	14.98%	$— [6]	1.72%	1.72%	5.89%
12/31/2024	8.04	.48	(.51 )	(.03 )	(.45 )	(.03 )	(.48 )	7.53	(.51 )	— [6]	1.72	1.72	6.13
12/31/2023	7.59	.44	.48	.92	(.34 )	(.13 )	(.47 )	8.04	12.51	— [6]	1.75	1.75	5.76
12/31/2022	9.30	.43	(1.65)	(1.22)	(.41 )	(.08 )	(.49 )	7.59	(13.00)	1	1.79	1.78	5.56
12/31/2021	10.15	.38	(.85 )	(.47 )	(.32 )	(.06 )	(.38 )	9.30	(4.70)	1	1.80	1.80	3.94
Class 529-E:
12/31/2025	7.52	.51	.63	1.14	(.38 )	(.10 )	(.48 )	8.18	15.62	1	1.15	1.15	6.42
12/31/2024	8.04	.53	(.52 )	.01	(.50 )	(.03 )	(.53 )	7.52	.05	1	1.16	1.16	6.73
12/31/2023	7.59	.48	.48	.96	(.37 )	(.14 )	(.51 )	8.04	13.16	1	1.18	1.18	6.33
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	(.09 )	(.54 )	7.59	(12.50)	— [6]	1.21	1.20	6.14
12/31/2021	10.15	.43	(.85 )	(.42 )	(.36 )	(.07 )	(.43 )	9.30	(4.17)	1	1.25	1.25	4.50
Class 529-T:
12/31/2025	7.52	.55	.63	1.18	(.41 )	(.11 )	(.52 )	8.18	16.12 [5]	— [6]	.72 [5]	.72 [5]	6.88 [5]
12/31/2024	8.04	.56	(.52 )	.04	(.53 )	(.03 )	(.56 )	7.52	.49 [5]	— [6]	.73 [5]	.73 [5]	7.16 [5]
12/31/2023	7.59	.51	.48	.99	(.39 )	(.15 )	(.54 )	8.04	13.61 [5]	— [6]	.75 [5]	.75 [5]	6.73 [5]
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.16)[5]	— [6]	.79 [5]	.78 [5]	6.55 [5]
12/31/2021	10.15	.47	(.85 )	(.38 )	(.40 )	(.07 )	(.47 )	9.30	(3.75)[5]	— [6]	.81 [5]	.81 [5]	4.92 [5]
Class 529-F-1:
12/31/2025	7.52	.55	.63	1.18	(.41 )	(.11 )	(.52 )	8.18	16.11 [5]	— [6]	.73 [5]	.73 [5]	6.88 [5]
12/31/2024	8.04	.56	(.53 )	.03	(.52 )	(.03 )	(.55 )	7.52	.46 [5]	— [6]	.75 [5]	.75 [5]	7.14 [5]
12/31/2023	7.59	.51	.48	.99	(.39 )	(.15 )	(.54 )	8.04	13.61 [5]	— [6]	.76 [5]	.76 [5]	6.72 [5]
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.14)[5]	— [6]	.79 [5]	.78 [5]	6.55 [5]
12/31/2021	10.15	.47	(.85 )	(.38 )	(.40 )	(.07 )	(.47 )	9.30	(3.78)[5]	— [6]	.84 [5]	.84 [5]	4.89 [5]
Class 529-F-2:
12/31/2025	7.52	.55	.63	1.18	(.41 )	(.11 )	(.52 )	8.18	16.20	7.65		.65	6.94
12/31/2024	8.04	.57	(.52 )	.05	(.53 )	(.04 )	(.57 )	7.52	.55	6.66		.66	7.21
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.74	7.66		.66	6.83
12/31/2022	9.30	.52	(1.65)	(1.13)	(.49 )	(.09 )	(.58 )	7.59	(12.05)	6.71		.69	6.68
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	(.08 )	(.48 )	9.30	(3.71)	6.77		.77	4.99
Class 529-F-3:
12/31/2025	7.52	.56	.63	1.19	(.42 )	(.11 )	(.53 )	8.18	16.25	— [6]	.60	.60	7.00
12/31/2024	8.04	.57	(.51 )	.06	(.54 )	(.04 )	(.58 )	7.52	.60	— [6]	.61	.61	7.28
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.76	— [6]	.63	.63	6.85
12/31/2022	9.30	.52	(1.65)	(1.13)	(.49 )	(.09 )	(.58 )	7.59	(12.02)	— [6]	.64	.63	6.68
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.66)	— [6]	.73	.71	5.02
Class R-1:
12/31/2025	7.52	.48	.63	1.11	(.36 )	(.09 )	(.45 )	8.18	15.21 [5]	— [6]	1.51 [5]	1.51 [5]	6.13 [5]
12/31/2024	8.04	.50	(.52 )	(.02 )	(.47 )	(.03 )	(.50 )	7.52	(.31 )[5]	— [6]	1.52 [5]	1.52 [5]	6.37 [5]
12/31/2023	7.59	.45	.48	.93	(.35 )	(.13 )	(.48 )	8.04	12.75 [5]	— [6]	1.54 [5]	1.54 [5]	5.96 [5]
12/31/2022	9.30	.45	(1.65)	(1.20)	(.43 )	(.08 )	(.51 )	7.59	(12.80)[5]	— [6]	1.57 [5]	1.55 [5]	5.85 [5]
12/31/2021	10.15	.40	(.85 )	(.45 )	(.34 )	(.06 )	(.40 )	9.30	(4.42)[5]	— [6]	1.54 [5]	1.52 [5]	4.26 [5]
Refer to the end of the table(s) for footnote(s).

41	American Funds Emerging Markets Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2025	$7.52	$.48	$.63	$1.11	$(.36 )	$(.09 )	$(.45 )	$8.18	15.14%	$2	1.57%	1.57%	6.02%
12/31/2024	8.04	.50	(.52 )	(.02 )	(.47 )	(.03 )	(.50 )	7.52	(.34 )	1	1.55	1.55	6.34
12/31/2023	7.59	.45	.48	.93	(.35 )	(.13 )	(.48 )	8.04	12.72	2	1.57	1.56	5.95
12/31/2022	9.30	.45	(1.65)	(1.20)	(.43 )	(.08 )	(.51 )	7.59	(12.84)	1	1.61	1.60	5.76
12/31/2021	10.15	.39	(.85 )	(.46 )	(.33 )	(.06 )	(.39 )	9.30	(4.55)	2	1.65	1.65	4.11
Class R-2E:
12/31/2025	7.52	.52	.63	1.15	(.39 )	(.10 )	(.49 )	8.18	15.70 [5]	— [6]	1.09 [5]	1.09 [5]	6.48 [5]
12/31/2024	8.04	.54	(.53 )	.01	(.50 )	(.03 )	(.53 )	7.52	.18 [5]	— [6]	1.07 [5]	1.07 [5]	6.75 [5]
12/31/2023	7.59	.48	.48	.96	(.37 )	(.14 )	(.51 )	8.04	13.10 [5]	— [6]	1.23 [5]	1.23 [5]	6.27 [5]
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	(.09 )	(.54 )	7.59	(12.54)[5]	— [6]	1.26 [5]	1.25 [5]	6.13 [5]
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(4.01)[5]	— [6]	1.21 [5]	1.20 [5]	4.62 [5]
Class R-3:
12/31/2025	7.52	.51	.63	1.14	(.38 )	(.10 )	(.48 )	8.18	15.61	3	1.20	1.16	6.42
12/31/2024	8.04	.53	(.53 )	—	(.49 )	(.03 )	(.52 )	7.52	.04	3	1.18	1.18	6.71
12/31/2023	7.59	.48	.48	.96	(.37 )	(.14 )	(.51 )	8.04	13.13	2	1.20	1.20	6.29
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	(.09 )	(.54 )	7.59	(12.52)	2	1.24	1.23	6.11
12/31/2021	10.15	.43	(.85 )	(.42 )	(.36 )	(.07 )	(.43 )	9.30	(4.19)	2	1.28	1.28	4.47
Class R-4:
12/31/2025	7.52	.53	.63	1.16	(.40 )	(.10 )	(.50 )	8.18	15.92	1.89		.89	6.75
12/31/2024	8.04	.55	(.52 )	.03	(.52 )	(.03 )	(.55 )	7.52	.33	1.89		.89	7.03
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.47	1.90		.90	6.59
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.27)	1.95		.95	6.37
12/31/2021	10.15	.46	(.85 )	(.39 )	(.39 )	(.07 )	(.46 )	9.30	(3.91)	1.99		.99	4.78
Class R-5E:
12/31/2025	7.52	.55	.63	1.18	(.41 )	(.11 )	(.52 )	8.18	16.20	1.64		.64	6.97
12/31/2024	8.04	.57	(.52 )	.05	(.53 )	(.04 )	(.57 )	7.52	.55	1.66		.66	7.24
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.73	1.67		.67	6.82
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.08)	1.74		.73	6.67
12/31/2021	10.15	.51	(.85 )	(.34 )	(.43 )	(.08 )	(.51 )	9.30	(3.40)	1.44		.44	5.32
Class R-5:
12/31/2025	7.52	.56	.63	1.19	(.42 )	(.11 )	(.53 )	8.18	16.29	— [6]	.57	.57	7.05
12/31/2024	8.04	.57	(.51 )	.06	(.54 )	(.04 )	(.58 )	7.52	.64	1.58		.58	7.30
12/31/2023	7.59	.53	.47	1.00	(.40 )	(.15 )	(.55 )	8.04	13.83	1.58		.58	6.94
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	(.10 )	(.59 )	7.59	(11.98)	1.63		.62	6.73
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.61)	1.67		.67	5.09
Class R-6:
12/31/2025	7.52	.56	.63	1.19	(.42 )	(.11 )	(.53 )	8.18	16.33	2,147.53		.53	7.04
12/31/2024	8.04	.58	(.52 )	.06	(.54 )	(.04 )	(.58 )	7.52	.68	1,620.54		.54	7.47
12/31/2023	7.59	.53	.48	1.01	(.40 )	(.16 )	(.56 )	8.04	13.86	115.55		.55	6.96
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	(.10 )	(.59 )	7.59	(11.95)	136.60		.59	6.74
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.58)	194.64		.64	5.12
Refer to the end of the table(s) for footnote(s).

American Funds Emerging Markets Bond Fund	42

Financial highlights (continued)

	Year ended December 31,
	2025[7]	2024	2023	2022	2021
Portfolio turnover rate for all share classes[8]	57%	43%	56%	63%	52%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Rates exclude in-kind transactions, if any.
[8]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

43	American Funds Emerging Markets Bond Fund

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Emerging Markets Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Funds Emerging Markets Bond Fund (the “Fund”), including the investment portfolio, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Emerging Markets Bond Fund	44

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2025:
Foreign taxes	$0.01 per share
Foreign source income	$0.52 per share
Qualified dividend income	$1,191,000
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$9,617,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

45	American Funds Emerging Markets Bond Fund

Changes in and disagreements with accountants

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended December 31, 2025.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the fund’s Form N-CSR.
During the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

American Funds Emerging Markets Bond Fund	46

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
421,162,075
Total shares voting on November 25, 2025:
373,717,459 (88.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	354,284,966	94.8%	19,432,493	5.2%
Pramod Atluri	371,614,456	99.4%	2,103,003	0.6%
Francisco G. Cigarroa	371,816,853	99.5%	1,900,606	0.5%
Nariman Farvardin	371,709,636	99.5%	2,007,823	0.5%
Jennifer C. Feikin	371,784,193	99.5%	1,933,266	0.5%
Leslie Stone Heisz	371,735,001	99.5%	1,982,458	0.5%
Merit E. Janow	371,802,462	99.5%	1,914,997	0.5%
Martin E. Koehler	371,806,263	99.5%	1,911,196	0.5%
Benjamin R. Miller	371,891,395	99.5%	1,826,064	0.5%
Josette Sheeran	371,702,046	99.5%	2,015,413	0.5%
Margaret Spellings	371,842,793	99.5%	1,874,666	0.5%
Alexandra Trower	371,693,408	99.5%	2,024,051	0.5%
Paul S. Williams	371,832,996	99.5%	1,884,463	0.5%
Courtney K. Wolf	371,673,404	99.5%	2,044,055	0.5%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

47	American Funds Emerging Markets Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended December 31, 2025.

D&T's reports on the fund's financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Emerging Markets Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 09, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 09, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: March 09, 2026